Schedule of Derivative Financial Instruments Activity (Details) - November 13, 2017 [Member] - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Number of Warrants		5,000,000
Fair Value on Issuance	$ 59,740	$ 334,109
Gain/Loss on Derivatives	$ 308,342
Fair Value, End of Period		$ 368,082